Schedule of Investments (unaudited)
June 30, 2023
iShares® Factors US Value Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 3.5%
CH Robinson Worldwide, Inc.	140	$ 13,209
Expeditors International of Washington, Inc.	436	52,813
FedEx Corp.	146	36,193
United Parcel Service, Inc., Class B	244	43,737
		145,952
Banks — 2.5%
Citigroup, Inc.	621	28,591
JPMorgan Chase & Co.	227	33,015
Popular, Inc.	698	42,243
		103,849
Beverages — 0.1%
PepsiCo, Inc.	21	3,890
Biotechnology — 2.0%
Amgen, Inc.	64	14,209
Gilead Sciences, Inc.	362	27,899
Moderna, Inc.(a)	259	31,469
Vertex Pharmaceuticals, Inc.(a)	21	7,390
		80,967
Broadline Retail — 1.5%
eBay, Inc.	198	8,848
Kohl’s Corp.	374	8,621
Macy’s, Inc.	2,781	44,635
Nordstrom, Inc.	89	1,822
		63,926
Building Products — 2.4%
Builders FirstSource, Inc.(a)	154	20,944
Lennox International, Inc.	126	41,085
Masco Corp.	556	31,903
Owens Corning	41	5,351
		99,283
Capital Markets — 9.6%
Bank of New York Mellon Corp.	26	1,158
Evercore, Inc., Class A	806	99,614
Franklin Resources, Inc.	465	12,420
Goldman Sachs Group, Inc.	110	35,479
Interactive Brokers Group, Inc., Class A	7	581
Jefferies Financial Group, Inc.	2,643	87,668
Lazard Ltd., Class A	2,839	90,848
MSCI, Inc., Class A	65	30,504
State Street Corp.	157	11,489
Virtu Financial, Inc., Class A	1,808	30,899
		400,660
Chemicals — 0.4%
Chemours Co.	306	11,288
Linde PLC	8	3,049
		14,337
Commercial Services & Supplies — 1.3%
Republic Services, Inc.	239	36,607
Waste Management, Inc.	104	18,036
		54,643
Communications Equipment — 1.5%
Cisco Systems, Inc.	544	28,146
Juniper Networks, Inc.	145	4,543
Lumentum Holdings, Inc.(a)	5	284
Motorola Solutions, Inc.	105	30,794
		63,767
Security	Shares	Value
Consumer Finance — 3.6%
Ally Financial, Inc.	1,894	$ 51,157
Capital One Financial Corp.	103	11,265
OneMain Holdings, Inc.	840	36,700
SLM Corp.	1,123	18,327
Synchrony Financial	911	30,901
		148,350
Consumer Staples Distribution & Retail — 4.7%
Albertsons Cos., Inc., Class A	2,491	54,354
BJ’s Wholesale Club Holdings, Inc.(a)(b)	323	20,352
Kroger Co.	1,285	60,395
Walmart, Inc.	377	59,257
		194,358
Containers & Packaging — 0.1%
Amcor PLC	167	1,666
Silgan Holdings, Inc.	84	3,939
		5,605
Diversified Consumer Services — 0.6%
H&R Block, Inc.	788	25,114
Diversified Telecommunication Services — 1.8%
AT&T Inc.	59	941
Verizon Communications, Inc.	1,952	72,595
		73,536
Electric Utilities — 2.8%
Entergy Corp.	187	18,208
Hawaiian Electric Industries, Inc.	614	22,227
IDACORP, Inc.	45	4,617
NRG Energy, Inc.	392	14,657
Pinnacle West Capital Corp.	327	26,637
Southern Co.	137	9,624
Xcel Energy, Inc.	300	18,651
		114,621
Electrical Equipment — 0.7%
Acuity Brands, Inc.(b)	16	2,609
nVent Electric PLC	500	25,835
		28,444
Electronic Equipment, Instruments & Components — 0.5%
Jabil, Inc.	170	18,348
Vontier Corp.	41	1,321
		19,669
Entertainment — 0.2%
Electronic Arts, Inc.	61	7,912
Financial Services — 1.3%
Voya Financial, Inc.	497	35,640
Western Union Co.	1,675	19,648
		55,288
Food Products — 1.7%
Campbell Soup Co.	11	503
Flowers Foods, Inc.	822	20,452
General Mills, Inc.	23	1,764
Hershey Co.	129	32,211
J M Smucker Co.	115	16,982
		71,912
Ground Transportation — 1.2%
Avis Budget Group, Inc.(a)	61	13,949
Schneider National, Inc., Class B	1,195	34,320
		48,269

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Factors US Value Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	221	$ 24,093
Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	6	567
Chemed Corp.	31	16,792
CVS Health Corp.	648	44,796
HCA Healthcare, Inc.	80	24,278
McKesson Corp.	67	28,630
Molina Healthcare, Inc.(a)	31	9,339
		124,402
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	219	4,402
Omega Healthcare Investors, Inc.	101	3,100
		7,502
Hotels, Restaurants & Leisure — 2.3%
McDonald’s Corp.	149	44,463
Yum! Brands, Inc.	365	50,571
		95,034
Household Durables — 0.0%
PulteGroup, Inc.	4	311
Household Products — 1.0%
Colgate-Palmolive Co.	42	3,235
Kimberly-Clark Corp.	62	8,560
Procter & Gamble Co.	201	30,500
		42,295
Independent Power and Renewable Electricity Producers — 0.9%
Vistra Corp.	1,387	36,409
Insurance — 6.2%
Aflac, Inc.	310	21,638
Allstate Corp.	24	2,617
American Financial Group, Inc.	303	35,981
Assurant, Inc.	124	15,589
Assured Guaranty Ltd.	522	29,128
Axis Capital Holdings Ltd.	430	23,147
Brighthouse Financial, Inc.(a)	98	4,640
CNA Financial Corp.	13	502
Fidelity National Financial, Inc., Class A	522	18,792
First American Financial Corp.	46	2,623
Hanover Insurance Group, Inc.	27	3,052
Hartford Financial Services Group, Inc.	136	9,795
Loews Corp.	680	40,378
MetLife, Inc.	246	13,906
Unum Group	336	16,027
White Mountains Insurance Group Ltd.	15	20,834
		258,649
IT Services — 1.4%
Akamai Technologies, Inc.(a)	57	5,122
VeriSign, Inc.(a)	243	54,911
		60,033
Leisure Products — 0.6%
Hasbro, Inc.	411	26,620
Life Sciences Tools & Services — 0.4%
Danaher Corp.	40	9,600
Thermo Fisher Scientific, Inc.	10	5,217
		14,817
Machinery — 3.1%
Allison Transmission Holdings, Inc.	625	35,287
Security	Shares	Value
Machinery (continued)
Crane Co.	276	$ 24,597
Otis Worldwide Corp.	776	69,072
		128,956
Media — 0.8%
Comcast Corp., Class A	605	25,138
Sirius XM Holdings, Inc.(b)	2,168	9,821
		34,959
Metals & Mining — 1.1%
Nucor Corp.	97	15,906
Reliance Steel & Aluminum Co.	31	8,420
Steel Dynamics, Inc.	196	21,350
		45,676
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	897	9,087
Annaly Capital Management, Inc.	34	680
		9,767
Multi-Utilities — 1.5%
Ameren Corp.	292	23,848
CMS Energy Corp.	6	352
Consolidated Edison, Inc.	237	21,425
NiSource, Inc.	203	5,552
WEC Energy Group, Inc.	126	11,118
		62,295
Office REITs — 0.2%
Highwoods Properties, Inc.	75	1,793
Vornado Realty Trust	261	4,735
		6,528
Oil, Gas & Consumable Fuels — 5.7%
Antero Midstream Corp.	5,331	61,839
APA Corp.	62	2,118
Chesapeake Energy Corp.	992	83,010
ConocoPhillips	1	104
Coterra Energy, Inc.	842	21,303
Devon Energy Corp.	656	31,711
DT Midstream, Inc.	298	14,772
Kinder Morgan, Inc.	80	1,378
Range Resources Corp.	699	20,551
		236,786
Paper & Forest Products — 1.8%
Louisiana-Pacific Corp.	1,020	76,480
Pharmaceuticals — 9.4%
Bristol-Myers Squibb Co.	631	40,353
Johnson & Johnson	868	143,671
Merck & Co., Inc.	1,133	130,737
Pfizer, Inc.	1,942	71,233
Royalty Pharma PLC, Class A	137	4,211
		390,205
Professional Services — 0.9%
Dun & Bradstreet Holdings, Inc.	1,663	19,241
FTI Consulting, Inc.(a)	85	16,167
		35,408
Residential REITs — 0.7%
Equity Residential	455	30,016
Semiconductors & Semiconductor Equipment — 1.6%
Cirrus Logic, Inc.(a)	118	9,559

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Factors US Value Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	359	$ 12,005
Texas Instruments, Inc.	259	46,625
		68,189
Software — 1.8%
Dropbox, Inc., Class A(a)	1,322	35,258
Nutanix, Inc., Class A(a)	691	19,382
Oracle Corp.	184	21,913
		76,553
Specialized REITs — 1.0%
Public Storage	56	16,345
SBA Communications Corp.	102	23,640
		39,985
Specialty Retail — 3.5%
AutoNation, Inc.(a)	198	32,593
AutoZone, Inc.(a)	3	7,480
Bath & Body Works, Inc.	171	6,412
Best Buy Co., Inc.	229	18,766
Dick’s Sporting Goods, Inc.	66	8,724
Lowe’s Cos., Inc.	58	13,091
O’Reilly Automotive, Inc.(a)	4	3,821
Victoria’s Secret & Co.(a)(b)	902	15,722
Wayfair, Inc., Class A(a)	55	3,576
Williams-Sonoma, Inc.	284	35,540
		145,725
Technology Hardware, Storage & Peripherals — 2.7%
Hewlett Packard Enterprise Co.	3,702	62,194
HP, Inc.	1,629	50,026
		112,220
Textiles, Apparel & Luxury Goods — 0.2%
Columbia Sportswear Co.	112	8,651
Security	Shares	Value
Tobacco — 2.4%
Altria Group, Inc.	1,001	$ 45,345
Philip Morris International, Inc.	559	54,570
		99,915
Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co., Inc., Class A	43	4,097
Watsco, Inc.	44	16,785
		20,882
Total Long-Term Investments — 99.7% (Cost: $4,127,372)		4,143,713
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.31%(c)(d)(e)	45,217	45,226
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.09%(c)(d)	8,115	8,115
Total Short-Term Securities — 1.3% (Cost: $53,341)		53,341
Total Investments — 101.0% (Cost: $4,180,713)		4,197,054
Liabilities in Excess of Other Assets — (1.0)%		(39,610)
Net Assets — 100.0%		$ 4,157,444
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares Held at 06/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 22,043	$ 23,183 (a)	$ —	$ —	$ —	$ 45,226	45,217	$ 132 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,487	2,628(a)	—	—	—	8,115	8,115	95	—
				$ —	$ —	$ 53,341		$ 227	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
iShares® Factors US Value Style ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 4,143,713	$ —	$ —	$ 4,143,713
Short-Term Securities
Money Market Funds	53,341	—	—	53,341
	$ 4,197,054	$ —	$ —	$ 4,197,054
4